Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Cash Flows From Operating Activities:
Net Income/(Loss)	$ (602,262)	$ 8,543,125	$ (3,479,037)	$ (10,740,327)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Changes in Fair Value of Derivative Liabilities	(1,577,001)	(9,127,156)	(7,274,230)	10,018,665
Stock Issued for Services	51,738
Change in Fair Value of Contingent Liability	(1,229,876)
Change in Fair Value of Investments	(4,674)
Depreciation	74,030
Amortization of Debt Discount	80,369	15,878	99,960	22,890
Debt Foregiveness	(15,525)		67,814
Gain on Batterfly Settlement			(468,505)
Loss on Impairment of Intangibles	1,522,597		10,036,200
Changes in Assets and Liabilities:
Accounts Receivable	(1,254,154)		(100,000)
Other Current Assets	1,215,993
Right of Use Asset	1,474
Accounts Payable	(658,048)	3,771	42,282	5,001
Accrued Expenses and Interest Payable	1,233,563	281,525	492,199	372,157
Deferred Revenue	(50,000)		50,000
Due to Related Parties		225,000	392,500	300,000
Due from Related Parties			(34,271)
Net Cash From Operating Activities	(1,211,776)	(57,857)	(175,088)	(21,614)
Cash Flows From Investing Activities:
Purchases of Property and Equipment	(279,908)
Due from Related Parties	34,271
Purchase of Intangible Assets	(2,650,006)
Net Cash Acquired on Acquisitions	74,377
Net Cash From Investing Activities	(2,821,266)
Cash Flows From Financing Activities:
Issuance of Stock	4,401,000
Proceeds From Convertible Notes Payables	250,000	50,000	400,000
Proceeds From Notes Payables		35,000	35,000
Payments on Notes Payable			(35,000)
Net Cash From Financing Activities	4,651,000	85,000	400,000
Effect of Exchange Rate on Cash	7,116		(6,387)
Net Change in Cash	625,074	27,143	218,525	(21,614)
Cash at Beginning of Period	230,685	12,160	12,160	33,774
Cash at End of Period	855,759	39,303	230,685	12,160
Cash Paid for:
Interest
Income Taxes
Non-cash Investing and Financing Activities
Accrued Interest Converted to Convertible Notes Payable	542,284
Value of Common Stock Issued for Convertible Notes Payable	1,238,758
Due to Related Parties Converted to Accounts Payable	3,105,486
Accounts Receivable Settled in Investments			100,000
Value of Common Stock Issued for Accrued Interest	$ 953,576		$ 1,350,333